Income Taxes - Schedule of Reconciliation of the U.S. Federal Statutory Rate (Details)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the U.S. Federal Statutory Rate [Abstract]
U.S. federal and international statutory income tax rate	21.00%	22.70%	21.00%
Other adjustments	0.00%	44.70%	15.00%
Increase in valuation reserve	(21.00%)	(67.40%)	(36.00%)
Total provision (benefit) for income taxes